UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Large-Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2006

	Shares	Value
Common Stocks 100.5%
Aerospace and Defense 6.5%
Honeywell International	193,000	$ 7,893,700
United Technologies	135,000	8,552,250
		16,445,950
Capital Markets 3.3%
Bank of New York	235,000	8,286,100

Chemicals 7.5%
E. I. du Pont de Nemours	173,400	7,428,456
Praxair	120,000	7,099,200
Rohm and Haas	90,000	4,261,500
		18,789,156
Commercial Banks 3.4%
U.S. Bancorp	260,000	8,637,200

Communications Equipment 6.9%
Juniper Networks*	525,000	9,072,000
Motorola	330,000	8,250,000
		17,322,000
Computers and Peripherals 3.3%
Sun Microsystems*	1,700,000	8,449,000

Diversified Financial Services 7.3%
Bank of America	170,000	9,106,900
JPMorgan Chase	200,000	9,392,000
		18,498,900
Food and Staples Retailing 2.8%
Costco Wholesale	140,000	6,955,200

Food Products 1.5%
Tyson Foods (Class A)	233,700	3,711,156

Health Care Equipment and Supplies 7.7%
Baxter International	184,000	8,364,640
Boston Scientific*	350,000	5,176,500
Medtronic	124,000	5,758,560
		19,299,700
Independent Power Producers and Energy Traders 3.5%
AES*	430,000	8,767,700

Industrial Conglomerates 3.0%
General Electric	213,000	7,518,900

Insurance 9.4%
Prudential Financial	95,000	7,243,750
St. Paul Travelers Companies	167,000	7,830,630
UnumProvident	450,000	8,725,500
		23,799,880
Machinery 2.6%
Caterpillar	100,000	6,580,000

Multiline Retail 3.3%
J.C. Penney	120,000	8,206,800

Oil, Gas and Consumable Fuels 10.2%
Chevron	120,000	7,783,200
Marathon Oil	66,300	5,098,470
Valero Energy	130,000	6,691,100
Williams Companies	261,700	6,246,779
		25,819,549
Pharmaceuticals 3.6%
Wyeth	177,000	8,998,680

Road and Rail 5.7%
CSX	210,000	6,894,300
Union Pacific	85,000	7,480,000
		14,374,300
Specialty Retail 2.6%
The Gap	350,000	6,632,500

Thrifts and Mortgage Finance 3.1%
Washington Mutual	180,000	7,824,600

Tobacco 3.3%
Altria Group	109,000	8,343,950

Total Investments 100.5%		253,261,221

Other Assets Less Liabilities (0.5)%		(1,325,215)

Net Assets 100.0%		$251,936,006

Seligman Smaller-Cap Value Fund
Schedule of Investments (unaudited)
September 30, 2006

	Shares or Principal Amount		Value
Common Stocks 100.3%
Aerospace and Defense 2.5%
Cubic	385,000	shs.	$ 7,538,300

Airlines 3.3%
Continental Airlines*	360,000		10,191,600

Biotechnology 3.8%
Keryx Biopharmaceuticals*	400,000		4,732,000
PDL BioPharma*	360,000		6,912,000
			11,644,000
Chemicals 7.0%
Cabot	200,000		7,440,000
Hercules*	510,000		8,042,700
Minerals Technologies	115,000		6,141,000
			21,623,700
Commercial Banks 1.4%
South Financial Group	170,000		4,425,100

Commercial Services and Supplies 7.3%
Brink's	130,000		6,897,800
Korn/Ferry International*	400,000		8,376,000
Waste Connections*	190,000		7,202,900
			22,476,700
Communications Equipment 2.4%
F5 Networks*	135,000		7,252,200

Computers and Peripherals 1.5%
Hypercom*	685,000		4,644,300

Construction and Engineering 2.9%
Shaw Group*	380,000		8,983,200

Diversified Consumer Services 3.4%
Sotheby's Holdings (Class A)*	325,000		10,478,000

Electrical Equipment 4.3%
EnerSys*	390,200		6,258,808
General Cable*	94,600		3,614,666
Thomas & Betts*	70,000		3,339,700
			13,213,174
Electronic Equipment and Instruments 5.6%
Symbol Technologies	590,000		8,767,400
Trimble Navigation*	180,000		8,474,400
			17,241,800
Energy Equipment and Services 5.0%
Hanover Compressor*	460,000		8,381,200
Universal Compression Holdings*	130,000		6,948,500
			15,329,700
Food and Staples Retailing 2.0%
Central European Distribution*	260,000		6,086,600

Food Products 2.5%
Bunge	130,000		7,533,500

Health Care Providers and Services 3.7%
HealthSouth*	1,400,000		6,944,000
WellCare Health Plans*	80,000		4,530,400
			11,474,400
Hotels, Restaurants and Leisure 8.9%
Landry's Restaurants	200,000		6,030,000
Penn National Gaming*	150,000		5,478,000
Ruby Tuesday	330,000		9,302,700
WMS Industries*	220,000		6,426,200
			27,236,900
Household Durables 1.1%
Harman International Industries	40,000		3,337,600

Insurance 9.0%
Endurance Specialty Holdings	190,000		6,699,400
Hanover Insurance Group	150,000		6,694,500
Infinity Property and Casualty	162,600		6,687,738
W.R. Berkley	210,000		7,431,900
			27,513,538

Machinery 5.2%
Mueller Industries	195,000		6,858,150
Terex*	200,000		9,044,000
			15,902,150
Media 2.1%
Cadmus Communications	425,000		6,349,500

Multiline Retail 1.6%
Fred's	400,000		5,048,000

Oil, Gas and Consumable Fuels 0.7%
Peabody Energy	60,000		2,206,800

Pharmaceuticals 2.1%
Andrx*	270,000		6,596,100

Semiconductors and Semiconductor Equipment 4.3%
Cypress Semiconductor*	395,000		7,019,150
Varian Semiconductor Equipment Associates*	165,500		6,073,850
			13,093,000
Software 2.6%
Quest Software*	550,000		7,854,000

Specialty Retail 4.1%
Claire's Stores	270,000		7,873,200
Pacific Sunwear of California*	320,000		4,825,600
			12,698,800

Total Common Stocks			307,972,662

Repurchase Agreement 0.4%
State Street Bank & Trust 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of
$1,312,497, collateralized by: $1,105,000 US Treasury Bonds 7.25%,
5/15/2016 with a fair market value of $1,354,098	$ 1,312,000		1,312,000

Total Investments 100.7%			309,284,662

Other Assets Less Liabilities (0.7)%			(2,141,739)

Net Assets 100.0%			$307,142,923
____________
* Non-income producing securities.

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
September 30, 2006

Organization: — Seligman Value Fund Series, Inc. consists of two separate funds: Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

At September 30, 2006, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
Seligman Large-Cap Value Fund	$201,248,630	$ 58,407,031	$ 6,394,440	$52,012,591
Seligman Smaller-Cap Value Fund	230,021,388	87,729,723	8,466,449	79,263,274

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.